Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash, restricted cash, and cash equivalents	$ 2,022,072	$ 3,327,060
Prepaid expenses and other current assets	531,827	274,749
Deferred offering costs		112,232
Total current assets	2,553,899	3,714,041
Deferred offering costs, net of current portion	174,505	500,000
Operating lease right-of-use assets	869,538	1,464,367
Property and equipment, net	313,452	528,521
Total assets	3,911,394	6,206,929
Current liabilities:
Accounts payable	7,077,342	4,507,318
Accrued liabilities	340,691	1,913,175
Operating lease liability	931,023	876,392
Earnout liability	20,000	20,000
Deemed dividend – common stock liability	85,500	85,500
Total current liabilities	8,454,556	7,402,385
Operating lease liability, net of current portion		699,107
Total liabilities	8,454,556	8,101,492
Commitments and contingencies
Stockholders’ deficit:
Additional paid-in capital	73,055,709	67,142,276
Stock subscription receivable		(1,295,444)
Accumulated deficit	(86,297,494)	(70,917,853)
Total stockholders’ deficit	(4,543,162)	(1,894,563)
Total liabilities and stockholders’ deficit	3,911,394	6,206,929
Series C Convertible Preferred Stock
Stockholders’ deficit:
Preferred stock value	2,292	1,249,999
Series D Convertible Preferred Stock
Stockholders’ deficit:
Preferred stock value	7,408,866
Series A Convertible Preferred Stock
Stockholders’ deficit:
Preferred stock value	1,287,315	1,708,396
Series B Convertible Preferred Stock
Stockholders’ deficit:
Preferred stock value		218,051
Previously Reported | Class A Common Stock
Stockholders’ deficit:
Common stock, value	150	12
Successor
Current assets:
Cash, restricted cash, and cash equivalents	$ 2,022,072	3,327,060
Prepaid expenses and other current assets		274,749
Deferred offering costs		112,232
Total current assets		3,714,041
Deferred offering costs, net of current portion		500,000
Operating lease right-of-use assets		1,464,367
Property and equipment, net		528,521
Total assets		6,206,929
Current liabilities:
Accounts payable		4,507,318
Accrued liabilities		1,913,175
Common stock subscription deposit
Operating lease liability		876,392
Short-term notes payable, net
Earnout liability		20,000
Deemed dividend – common stock liability		85,500
Preferred stock warrant liability
Total current liabilities		7,402,385
Operating lease liability, net of current portion		699,107
Total liabilities		8,101,492
Convertible preferred stock, $0.0001 par value per share, issuable in series:
Convertible preferred stock, issuable in series
Total convertible preferred stock
Stockholders’ deficit:
Common stock, value
Additional paid-in capital		67,142,276
Stock subscription receivable		(1,295,444)
Accumulated deficit		(70,917,853)
Total stockholders’ deficit		(1,894,563)
Total liabilities and stockholders’ deficit		6,206,929
Successor | Series C Convertible Preferred Stock
Stockholders’ deficit:
Preferred stock value		1,249,999
Successor | Series A Convertible Preferred Stock
Stockholders’ deficit:
Preferred stock value		1,708,396
Successor | Series B Convertible Preferred Stock
Stockholders’ deficit:
Preferred stock value		218,051
Successor | Class A Common Stock
Stockholders’ deficit:
Common stock, value		12
Successor | Series Seed
Convertible preferred stock, $0.0001 par value per share, issuable in series:
Convertible preferred stock, issuable in series
Successor | Previously Reported
Stockholders’ deficit:
Total stockholders’ deficit		$ (1,894,563)
Predecessor
Current assets:
Cash, restricted cash, and cash equivalents			$ 1,601,255
Prepaid expenses and other current assets			368,780
Deferred offering costs
Total current assets			1,970,035
Deferred offering costs, net of current portion
Operating lease right-of-use assets			2,189,565
Property and equipment, net			966,702
Total assets			5,126,302
Current liabilities:
Accounts payable			1,671,745
Accrued liabilities			144,633
Common stock subscription deposit			1,875
Operating lease liability			769,092
Short-term notes payable, net			599,692
Earnout liability
Deemed dividend – common stock liability
Preferred stock warrant liability			320,117
Total current liabilities			3,507,154
Operating lease liability, net of current portion			1,575,499
Total liabilities			5,082,653
Convertible preferred stock, $0.0001 par value per share, issuable in series:
Convertible preferred stock, issuable in series			38,023,784
Total convertible preferred stock			42,101,344
Stockholders’ deficit:
Additional paid-in capital			1,032,126
Stock subscription receivable
Accumulated deficit			(43,089,821)
Total stockholders’ deficit			(42,057,695)
Total liabilities and stockholders’ deficit			5,126,302
Predecessor | Series C Convertible Preferred Stock
Stockholders’ deficit:
Preferred stock value
Predecessor | Series A Convertible Preferred Stock
Stockholders’ deficit:
Preferred stock value
Predecessor | Series B Convertible Preferred Stock
Stockholders’ deficit:
Preferred stock value
Predecessor | Class A Common Stock
Stockholders’ deficit:
Common stock, value
Predecessor | Series Seed
Convertible preferred stock, $0.0001 par value per share, issuable in series:
Convertible preferred stock, issuable in series			4,077,560
Predecessor | Previously Reported
Stockholders’ deficit:
Total stockholders’ deficit			$ (42,057,695)